MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 16:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
In accordance with Statement of ASC 280, "Segment Reporting", the Company is organized and operates as one business segment, which develops, manufactures and sells ATE products, avionics equipment and aviation data acquisition and debriefing systems.

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2016	2015	2014

Israel	$7,358	$6,062	$5,005
Asia	2,499	2,692	5,748
North America	1,553	3,558	8,072
Latin America	1,289	1,614	2,731
Europe	122	148	69

Total	$12,821	$14,074	$21,625

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2016	2015	2014
	%

Customer A	20	24	11
Customer B	17	9	6
Customer C	16	7	3
Customer D	13	10	16
Customer E	11	13	23
Customer F	6	8	14
Customer G	-	13	10

d.	Long-lived assets by geographic areas:

	December 31,
	2016	2015

Israel	$2,650	$2,687
China	266	391

	$2,916	$3,078